Average Annual Total Returns - Voya Emerging Markets Hard Currency Debt Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A J.P. Morgan EMBI Global Diversified 1 Yr		Class A J.P. Morgan EMBI Global Diversified 5 Yrs		Class A J.P. Morgan EMBI Global Diversified 10 Yrs	Class A J.P. Morgan EMBI Global Diversified Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I J.P. Morgan EMBI Global Diversified 1 Yr		Class I J.P. Morgan EMBI Global Diversified 5 Yrs		Class I J.P. Morgan EMBI Global Diversified 10 Yrs	Class I J.P. Morgan EMBI Global Diversified Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P After tax on distributions 1 Yr	Class P After tax on distributions 5 Yrs	Class P After tax on distributions 10 Yrs	Class P After tax on distributions Since Inception	Class P After tax on distributions with sale 1 Yr	Class P After tax on distributions with sale 5 Yrs	Class P After tax on distributions with sale 10 Yrs	Class P After tax on distributions with sale Since Inception	Class P J.P. Morgan EMBI Global Diversified 1 Yr		Class P J.P. Morgan EMBI Global Diversified 5 Yrs		Class P J.P. Morgan EMBI Global Diversified 10 Yrs	Class P J.P. Morgan EMBI Global Diversified Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W J.P. Morgan EMBI Global Diversified 1 Yr		Class W J.P. Morgan EMBI Global Diversified 5 Yrs		Class W J.P. Morgan EMBI Global Diversified 10 Yrs	Class W J.P. Morgan EMBI Global Diversified Since Inception
Total	4.31%	6.12%		4.26%	Aug. 01, 2017	5.26%	[1]	7.08%	[1]	[1]	5.15%	[1]	7.28%	6.94%		4.86%	Aug. 01, 2017	5.26%	[1]	7.08%	[1]	[1]	5.15%	[1]	8.10%	7.79%		5.70%	Aug. 09, 2012	5.69%	5.33%		3.25%	4.46%	4.83%		3.19%	5.26%	[1]	7.08%	[1]	[1]	5.15%	[1]	7.22%	6.92%		4.85%	Aug. 01, 2017	5.26%	[1]	7.08%	[1]	[1]	5.15%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.